FVM - Level 3 instruments: Valuation techniques and inputs (Detail) SFr in Millions		12 Months Ended
		Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[1]	SFr 316,629	SFr 341,298
Financial liabilities, at fair value	[1]	212,323	246,150
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		600	600
Financial liabilities, at fair value		SFr 0	SFr 0
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	0	0
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	133	128
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2],[3]	92	88
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 1,700	SFr 2,000
Financial liabilities, at fair value		SFr 0	SFr 0
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2]	50	39
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2]	102	103
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2],[3]	98	94
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2]	0.00%	0.00%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2]	14.00%	16.00%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2],[3]	2.00%	2.00%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Credit spread		0.23%	0.71%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Credit spread		1.24%	5.54%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Investment fund units | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[4]	SFr 700	SFr 200
Financial liabilities, at fair value	[4]	0	0
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Equity instruments | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[4]	500	400
Financial liabilities, at fair value	[4]	100	100
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		200	600
Financial liabilities, at fair value		SFr 0	SFr 300
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Funding spread		0.15%	0.15%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Funding spread		1.95%	1.95%
Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Issued and OTC debt instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[5]	SFr 12,800	SFr 10,700
Replacement values: Interest rate contracts | Option model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		100	300
Financial liabilities, at fair value		SFr 200	SFr 500
Replacement values: Interest rate contracts | Option model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	26.00%	26.00%
Replacement values: Interest rate contracts | Option model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	229.00%	176.00%
Replacement values: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 500	SFr 1,300
Financial liabilities, at fair value		SFr 600	SFr 1,500
Replacement values: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	2	3
Credit spread		0.06%	0.00%
Replacement values: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	102	100
Credit spread		5.50%	7.91%
Replacement values: Equity / index contracts | Option model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 700	SFr 700
Financial liabilities, at fair value		SFr 1,900	SFr 1,900
Replacement values: Equity / index contracts | Option model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Equity dividend yields	[2]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[2]	0.00%	0.00%
Equity-to-FX correlation	[2]	(39.00%)	(45.00%)
Equity-to-equity correlation	[2]	(50.00%)	12.00%
Replacement values: Equity / index contracts | Option model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Equity dividend yields	[2]	13.00%	15.00%
Volatility of equity stocks, equity and other indices	[2]	172.00%	150.00%
Equity-to-FX correlation	[2]	70.00%	82.00%
Equity-to-equity correlation	[2]	97.00%	98.00%
UBS AG
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[1]	SFr 316,353	SFr 341,056
Financial liabilities, at fair value	[1]	212,324	246,152
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		600	600
Financial liabilities, at fair value		SFr 0	SFr 0
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	0	0
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	133	128
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Corporate and municipal bonds | Relative value to market comparable | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2],[3]	92	88
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 1,700	SFr 2,000
Financial liabilities, at fair value		SFr 0	SFr 0
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2]	50	39
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2]	102	103
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Relative value to market comparable | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Loan price equivalent (points)	[2],[3]	98	94
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2]	0.00%	0.00%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2]	14.00%	16.00%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Market comparable and securitization model | weighted average
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Discount margin	[2],[3]	2.00%	2.00%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Credit spread		0.23%	0.71%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Traded loans, loans designated at fair value, loan commitments and guarantees | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Credit spread		1.24%	5.54%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Investment fund units | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[4]	SFr 700	SFr 200
Financial liabilities, at fair value	[4]	0	0
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Equity instruments | Relative value to market comparable
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value	[4]	500	400
Financial liabilities, at fair value	[4]	100	100
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		200	600
Financial liabilities, at fair value		SFr 0	SFr 300
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Funding spread		0.15%	0.15%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Structured (reverse) repurchase agreements | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Funding spread		1.95%	1.95%
UBS AG | Financial assets held for trading / Trading portfolio liabilities, Financial assets/liabilities designated at fair value and Financial assets available for sale: Issued and OTC debt instruments
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial liabilities, at fair value	[5]	SFr 12,800	SFr 10,700
UBS AG | Replacement values: Interest rate contracts | Option model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		100	300
Financial liabilities, at fair value		SFr 200	SFr 500
UBS AG | Replacement values: Interest rate contracts | Option model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	26.00%	26.00%
UBS AG | Replacement values: Interest rate contracts | Option model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Volatility of interest rates	[2]	229.00%	176.00%
UBS AG | Replacement values: Credit derivative contracts | Discounted expected cash flows
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 500	SFr 1,300
Financial liabilities, at fair value		SFr 600	SFr 1,500
UBS AG | Replacement values: Credit derivative contracts | Discounted expected cash flows | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	2	3
Credit spread		0.06%	0.00%
UBS AG | Replacement values: Credit derivative contracts | Discounted expected cash flows | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Bond price equivalent (points)	[2]	102	100
Credit spread		5.50%	7.91%
UBS AG | Replacement values: Equity / index contracts | Option model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Financial assets, at fair value		SFr 700	SFr 700
Financial liabilities, at fair value		SFr 1,900	SFr 1,900
UBS AG | Replacement values: Equity / index contracts | Option model | low
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Equity dividend yields	[2]	0.00%	0.00%
Volatility of equity stocks, equity and other indices	[2]	0.00%	0.00%
Equity-to-FX correlation	[2]	(39.00%)	(45.00%)
Equity-to-equity correlation	[2]	(50.00%)	12.00%
UBS AG | Replacement values: Equity / index contracts | Option model | high
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement [Line Items]
Equity dividend yields	[2]	13.00%	15.00%
Volatility of equity stocks, equity and other indices	[2]	172.00%	150.00%
Equity-to-FX correlation	[2]	70.00%	82.00%
Equity-to-equity correlation	[2]	97.00%	98.00%

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented

[2]	The ranges of significant unobservable inputs are represented in points, percentages and basis points. Points are a percentage of par (e.g., 100 points would be 100% of par).
[3]
Weighted averages are provided for non-derivative financial instruments and were calculated by weighting inputs based on the fair values of the respective instruments. Weighted averages are not provided for inputs related to derivative contracts as this would not be meaningful.

[4]	The range of inputs is not disclosed due to the dispersion of values given the diverse nature of the investments.
[5]
Valuation techniques, significant unobservable inputs and the respective input ranges for issued debt instruments and over-the-counter debt instruments are the same as the equivalent derivative or structured financing instruments presented elsewhere in this table.